Financial Instruments - Summary of Fair Value Hierarchy for Risk Management Assets and Liabilities Carried at Fair Value (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Levels Of Fair Value Hierarchy [Line Items]
Level 2 – Prices Sourced From Observable Data or Market Corroboration	$ (68)	$ (53)	$ 3
Level 2 of fair value hierarchy
Disclosure Of Levels Of Fair Value Hierarchy [Line Items]
Level 2 – Prices Sourced From Observable Data or Market Corroboration	$ (68)	$ (53)